ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Balance Sheet
Cash and cash equivalents	$ 1,638,189	$ 3,242,953		¥ 1,180,475	¥ 1,754,509
Other current assets	8,069	11,350
Total current assets	3,629,376	8,156,835
Property and equipment, net	281,226	511,415
Other non-current assets	4,852	17,982
Total assets	5,082,528	12,112,309
Deferred revenue-current	187,718	1,387,493
Other current liabilities	45,870	48,227
Total current liabilities	902,584	3,373,851
Total liabilities	1,080,266	6,907,753
Income And Cash Flow Statement
Net revenues	4,390,907	4,495,755	$ 3,273,308
Net income	(1,164,335)	(143,050)	(127,651)
Net cash provided by / (used in) operating activities	(939,184)	954,732	855,850
Net cash used in investing activities	1,368,716	(2,641,469)	(338,815)
Net cash provided by financing activities	(2,766,679)	4,794,813	131,231
VIE's
Balance Sheet
Cash and cash equivalents	359,208	820,301
Other current assets	276,804	324,568
Total current assets	636,012	1,144,869
Property and equipment, net	206,030	430,137
Other non-current assets	883,759	2,555,459
Total assets	1,725,801	4,130,465
Deferred revenue-current	182,337	1,328,473
Other current liabilities	583,051	1,488,763
Total current liabilities	765,388	2,817,236
Total non-current liabilities	164,169	1,163,622
Total liabilities	929,557	3,980,858
Income And Cash Flow Statement
Net revenues	4,193,212	4,244,907	3,058,285
Net income	186,848	488,866	534,070
Net cash provided by / (used in) operating activities	(1,418,908)	(1,034,695)	1,747,371
Net cash used in investing activities	(194,349)	(224,235)	(1,674,658)
Net cash provided by financing activities	1,536,258	1,758,838	3,071
VIEs and VIEs' subsidiaries, excluding inter-company transactions
Income And Cash Flow Statement
Net cash provided by / (used in) operating activities	117,350	727,661	215,892
Net cash used in investing activities	194,349	224,235	134,936
Net cash provided by financing activities	$ 0	$ 3,518	$ 5,173